Long-term Debt - Summary of Long-term Debt (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Borrowings [abstract]
Non-convertible debentures	₨ 148,107.9	$ 2,272.5	₨ 145,163.4
Collateralized debt obligations	13,205.8	202.6	10,271.2
Buyers credit from banks at floating interest rate	15,000.0	230.1	15,190.7
Loan from banks/financial institutions	137,181.5	2,104.8	127,410.4
Senior notes	396,301.9	6,080.6	342,278.1
Others	10,961.2	168.2	6,258.0
Total	720,758.3	11,058.8	646,571.8
Less: current portion (refer note 18)	109,338.9	1,677.6	40,927.3
Long-term debt	₨ 611,419.4	$ 9,381.2	₨ 605,644.5